Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Matisse Discounted Closed-End Fund Strategy | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.12%	[1],[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.03%
Matisse Discounted Closed-End Fund Strategy | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Interest and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.12%	[1],[2]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.66%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.28%
Matisse Discounted Closed-End Fund Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matisse Discounted Closed-End Fund Strategy
Supplement [Text Block]	cik0001464413_SupplementTextBlock
Supplement to the
Prospectus and Summary Prospectus

June 12, 2017
This supplement to the Prospectus and Summary Prospectus dated July 29, 2016 for the Matisse Discounted Closed-End Fund Strategy (the "Fund"), a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Prospectus and Summary Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to notify all shareholders and prospective shareholders that: 1) the Fund's management fee has been reduced from 1.20% to 0.99% of the Fund's average annual net assets; and 2) the minimum initial investment for the Fund's Institutional Share Class has been reduced from $25,000 to $1,000.

Annual Fund Operating Expenses Supplemental [Heading]	cik0001464413_AnnualFundOperatingExpensesSupplementalHeading	Reduction of the Management Fee
Annual Fund Operating Expenses Supplemental [Text Block]	cik0001464413_AnnualFundOperatingExpensesSupplementalTextBlock	On page 2 of the Prospectus and Summary Prospectus, the chart titled, "Annual Fund Operating Expenses" is replaced in its entirety with:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Expense Supplemental [Heading]	cik0001464413_ExpenseSupplementalHeading	Reduction of the Minimum Initial Investment
Expense Narrative Supplemental [Text Block]	cik0001464413_ExpenseNarrativeSupplementalTextBlock
On page 15 of the prospectus, the bullet point reading "Minimum initial investment of $25,000," under the heading "Institutional Class Shares," is modified to read:
"Minimum initial investment of $1,000."

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Supplement Closing [Text Block]	cik0001464413_SupplementClosingTextBlock	Investors Should Retain This Supplement for Future Reference

[1]	"Interest and Dividends on Securities Sold Short" reflects interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to the Fund or the Adviser. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments.
[2]	As of March 31, 2016 , the entirety of the Fund's expenses within the "Interest and Dividends on Securities Sold Short" category is margin interest. Although the Advisor may incur dividends on securities sold short, it has no current plans to do so within the next fiscal year.
[3]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan)to not more than 1.25% of the average daily net assets of the Fund through July 31, 2017 . The Expense Limitation agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.